Loans	12 Months Ended
Dec. 31, 2016
LOANS
LOANS

6. LOANS

The loan portfolio classified by type and class as of the dates set forth were as follows:

	December 31, 2016

	Originated	Acquired	Total
	(Dollars in thousands)

Commercial & industrial	$904,331	$149,594	$1,053,925
Real estate:
Owner occupied commercial real estate	264,876	129,334	394,210
Commercial real estate	816,029	327,722	1,143,751
Construction, land & land development	179,999	69,705	249,704
Residential mortgage	127,445	117,746	245,191
Consumer and other	9,248	2,191	11,439
Total loans held for investment	$2,301,928	$796,292	$3,098,220

Total loans held for sale	$23,989	$-	$23,989

	December 31, 2015

	Originated	Acquired	Total
	(Dollars in thousands)

Commercial & industrial	$850,048	$356,404	$1,206,452
Real estate:
Owner occupied commercial real estate	188,908	164,981	353,889
Commercial real estate	521,887	382,228	904,115
Construction, land & land development	242,611	116,202	358,813
Residential mortgage	120,260	173,223	293,483
Consumer and other	9,843	4,074	13,917
Total loans held for investment	$1,933,557	$1,197,112	$3,130,669

Total loans held for sale	$384	$-	$384

The loan portfolio is comprised of three types, commercial and industrial loans, real estate loans and consumer and other loans. The real estate loans are further segregated into owner occupied commercial real estate, commercial real estate, which includes multi-family loans, construction, land and land development, which includes both commercial construction and loans for the construction of residential properties and residential mortgage, which includes first and second liens and home equity lines.  Consumer and other loans includes various types of loans to consumers and overdrafts.  Loans are further separated between loans originated by the Company and loans acquired.

Included in the loans held for investment balance was $17.4 million and $19.8 million of net deferred loan origination fees and unamortized premium and discount at December 31, 2016 and 2015, respectively. Also included in loans at December 31, 2016 and 2015, respectively was $3.0 million and $13.4 million in nonaccretable discount on acquired credit impaired loans. Accrued interest receivable on loans was $7.4 million and $7.3 million at December 31, 2016 and 2015, respectively. Consumer and other loans include overdrafts of $73 thousand and $560 thousand as of December 31, 2016 and 2015, respectively.

The loan portfolio consists of various types of loans made to borrowers principally located in the Houston and Dallas metropolitan areas. Although the portfolio is diversified and generally secured by various types of collateral, a substantial portion of its debtors’ ability to honor their obligations is dependent on local economic conditions.  The risks created by this geographic concentration and our exposure to energy-related borrowers have been considered by management in the determination of the adequacy of the allowance for loan losses.

Reserved-based energy loans outstanding represented approximately 0.5% and 4.2% of total funded loans as of December 31, 2016 and 2015, respectively.  Energy-related service industry loans represented approximately 2.6% and 5.2% of total funded loans as of December 31, 2016 and 2015, respectively.  As of December 31, 2016,  $31.0 million of reserved-based energy loans and $14.0 million of energy-related service industry loans were impaired.

Most of the Company’s activities are with customers located within the Texas cities of Houston, Dallas, Austin and their respective surrounding areas.  Therefore, the Company’s exposure to credit risk is significantly affected by changes in the economy in the Houston and Dallas MSAs.  The Company does not have any significant concentration to any one industry or customer. As of December 31, 2016 and 2015, there were no concentrations of loans related to any single industry in excess of 10% of total loans.

Loan maturities and rate sensitivity of the loans held for investment, as of the date indicated, were as follows:

	December 31, 2016
	Due in One Year or Less	Due After One Year Through Five Years	Due After Five Years	Total
	(Dollars in thousands)

Commercial & industrial	$431,155	$555,549	$67,221	$1,053,925
Real estate:
Owner occupied commercial real estate	44,241	157,740	192,229	394,210
Commercial real estate	108,845	788,040	246,866	1,143,751
Construction, land & land development	85,730	123,449	40,525	249,704
Residential mortgage	26,003	56,448	162,740	245,191
Consumer and other	5,021	5,527	891	11,439

Total loans held for investment	$700,995	$1,686,753	$710,472	$3,098,220

Fixed rate	$68,341	$438,612	$123,714	$630,667
Floating rate	632,654	1,248,141	586,758	2,467,553

Total loans held for investment	$700,995	$1,686,753	$710,472	$3,098,220

In the ordinary course of business, the Company has granted loans to certain directors, officers and their affiliates. In the opinion of management, all transactions entered into between the Bank and such related parties have been and are in the ordinary course of business, made on the same terms and conditions as similar transactions with unaffiliated persons.

An analysis of activity with respect to these related-party loans for the periods ended December 31, 2016 and 2015 was as follows:

	December 31,
	2016	2015
	(Dollars in thousands)

Beginning balance	$9,741	$-
Additions (at Acquisition)	-	10,003
Advances	503	-
Repayments	(4,431)	(262)
Ending Balance	$5,813	$9,741

Acquired Loans — The outstanding principal balance and recorded investment in the total acquired loans from all acquisitions at December 31, 2016 and 2015, was as follows:

	December 31,
	2016	2015
	(Dollars in thousands)

Credit impaired acquired loans:
Outstanding principal balance	$30,694	$60,554
Recorded investment	25,188	46,174
Discount, net	$5,506	$14,380

Other acquired loans:
Outstanding principal balance	775,709	1,162,068
Deferred fees, net	(174)	(162)
Recorded investment	771,104	1,150,938
Discount, net	$4,431	$10,968

Total acquired loans:
Outstanding principal balance	806,403	1,222,622
Deferred fees, net	(174)	(162)
Recorded investment	796,292	1,197,112
Discount, net	$9,937	$25,348

Changes in the accretable yield for credit impaired acquired loans for the periods indicated, were as follows:

	Year Ended December 31,
	2016	2015
	(Dollars in thousands)

Balance at beginning of period	$966	$685
Additions (at acquisition)	-	(71)
Reclassifications from nonaccretable discount	3,233	563
Accretion	(1,655)	(211)
Balance at period end	$2,544	$966

Purchased credit impaired loans are evaluated on an ongoing basis after acquisition.  Reclassifications from nonaccretable discount to accretable yield are recorded based on the current estimates of the timing and amount of expected future cash flows.

Nonaccrual and Past Due Loans — When management doubts a borrower’s ability to meet payment obligations, which typically occurs when principal or interest payments are more than 90 days past due, the loans are placed on nonaccrual status.

The age analysis of loans, segregated by class, as of the dates set forth was as follows:

	December 31, 2016
	Loans Past Due and Still Accruing
	30 - 89 Days Past Due	90 Days or More Past Due	Total	Nonaccrual	Purchased Credit Impaired	Current	Total Loans
	(Dollars in thousands)

Originated Loans
Commercial & industrial	$1,515	$1,106	$2,621	$36,331	$-	$865,379	$904,331
Real estate:
Owner occupied commercial real estate	1,941	-	1,941	-	-	262,935	264,876
Commercial real estate	1,612	-	1,612	2,059	-	812,358	816,029
Construction, land & land development	4,375	-	4,375	-	-	175,624	179,999
Residential mortgage	1,791	63	1,854	1,254	-	124,337	127,445
Consumer and other	139	-	139	119	-	8,990	9,248
Total originated loans	$11,373	$1,169	$12,542	$39,763	$-	$2,249,623	$2,301,928

Acquired Loans
Commercial & industrial	$2,854	$-	$2,854	$23,424	$4,506	$118,810	$149,594
Real estate:
Owner occupied commercial real estate	223	-	223	8,942	5,339	114,830	129,334
Commercial real estate	2,529	-	2,529	2,002	10,807	312,384	327,722
Construction, land & land development	488	-	488	978	1,819	66,420	69,705
Residential mortgage	2,768	-	2,768	1,692	2,717	110,569	117,746
Consumer and other	226	-	226	5	-	1,960	2,191
Total acquired loans	9,088	-	9,088	37,043	25,188	724,973	796,292
Total loans held for investment	$20,461	$1,169	$21,630	$76,806	$25,188	$2,974,596	$3,098,220

	December 31, 2015
	Loans Past Due and Still Accruing
	30 - 89 Days Past Due	90 Days or More Past Due	Total	Nonaccrual	Purchased Credit Impaired	Current	Total Loans
	(Dollars in thousands)

Originated Loans
Commercial & industrial	$2,064	$25	$2,089	$34,205	$-	$813,754	$850,048
Real estate:
Owner occupied commercial real estate	9,158	-	9,158	829	-	178,921	188,908
Commercial real estate	1,108	-	1,108	-	-	520,779	521,887
Construction, land & land development	181	-	181	472	-	241,958	242,611
Residential mortgage	890	-	890	197	-	119,173	120,260
Consumer and other	593	20	613	-	-	9,230	9,843
Total originated loans	$13,994	$45	$14,039	$35,703	$-	$1,883,815	$1,933,557

Acquired Loans
Commercial & industrial	$10,908	$-	$10,908	$420	$13,905	$331,171	$356,404
Real estate:
Owner occupied commercial real estate	741	-	741	-	7,149	157,091	164,981
Commercial real estate		-	-	1,590	12,288	368,350	382,228
Construction, land & land development	111	-	111	-	8,681	107,410	116,202
Residential mortgage	4,065	6	4,071	1,292	4,151	163,709	173,223
Consumer and other	52	1	53	-	-	4,021	4,074
Total acquired loans	15,877	7	15,884	3,302	46,174	1,131,752	1,197,112
Total loans held for investment	$29,871	$52	$29,923	$39,005	$46,174	$3,015,567	$3,130,669

Impaired Loans — The following is a summary of information related to impaired, nonaccrual and restructured loans and accruing loans past due 90 days or more as of the dates set forth:

	December 31, 2016
	Originated	Acquired	Total
	(Dollars in thousands)

Nonaccrual loans	$32,805	$33,868	$66,673
Accruing loans past due 90 days or more	1,169	-	1,169
Restructured loans - nonaccrual	6,959	3,174	10,133
Restructured loans - accruing	5,267	11,251	16,518
Total nonperforming loans	$46,200	$48,293	$94,493

	December 31, 2015
	Originated	Acquired	Total
	(Dollars in thousands)

Nonaccrual loans	$35,145	$2,396	$37,541
Accruing loans past due 90 days or more	45	7	52
Restructured loans - nonaccrual	558	906	1,464
Restructured loans - accruing	5,694	294	5,988
Total nonperforming loans	$41,442	$3,603	$45,045

Impaired loans of $76.8 million and $39.0 million at December 31, 2016 and 2015 respectively, have been categorized by management as nonaccrual loans. This increase was due primarily to migration to nonperforming loans in the acquired and energy portfolios. Interest foregone on nonaccrual loans for the years ended December 31, 2016,  2015, and 2014 was approximately $4.7 million,  $806 thousand and $401 thousand, respectively.

Based on an analysis of impaired loans at December 31, 2016 and 2015, an allowance of $1.8 million and $14.8 million, respectively, was allocated to impaired loans. The following tables present, for the periods indicated, the average recorded investment in impaired loans and the approximate amount of interest recognized on impaired loans.  Interest recognized includes interest accrued on restructured loans that have performed based on their restructured terms and interest collected on nonaccrual loans that were paid in full during the period.

	Year Ended December 31,
	December 31, 2016		December 31, 2015
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Dollars in thousands)

Originated Loans
Commercial & industrial	$37,697	$336	$10,131	$27
Owner occupied commercial real estate	1,016	73	1,092	20
Commercial real estate	6,088	344	2,278	44
Construction, land & land development	153	180	568	15
Residential mortgage	629	9	601	233
Consumer and other	170	8	163	10
Total originated loans	$45,753	$950	$14,833	$349

Acquired Loans
Commercial & industrial	$12,463	$25	$445	$8
Owner occupied commercial real estate	2,459	-	-	-
Commercial real estate	1,704	42	903	-
Construction, land & land development	198	-	-	-
Residential mortgage	1,624	48	479	7
Consumer and other	5	0	1	-
Total acquired loans	$18,453	$115	$1,828	$15
Total	$64,206	$1,065	$16,661	$364

The following tables present additional information regarding impaired loans that were individually evaluated for impairment as of the dates indicated:

	December 31, 2016
	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Dollars in thousands)

Originated Loans
With no related allowance recorded:
Commercial & industrial	$33,415	$33,671	$-
Commercial real estate	7,155	7,162	-
Residential mortgage	1,254	1,249	-
Consumer and other	96	96	-
Total with no related allowance recorded:	$41,920	$42,178	$-

With an allowance recorded:
Commercial & industrial	$2,992	$3,038	$394
Consumer and other	119	119	119
Total with an allowance recorded:	$3,111	$3,157	$513
Total originated loans	$45,031	$45,335	$513

Acquired Loans
With no related allowance recorded:
Commercial & industrial	$32,922	$33,093	$-
Owner occupied commercial real estate	8,942	8,949	-
Commercial real estate	2,002	2,026	-
Construction, land & land development	978	991	-
Residential mortgage	1,692	1,694	-
Consumer and other	2	2	-
Total with no related allowance recorded:	$46,538	$46,755	$-

With an allowance recorded:
Commercial & industrial	$1,753	$1,774	$1,260
Consumer and other	2	3	2
Total with an allowance recorded:	$1,755	$1,777	$1,262
Total acquired loans	$48,293	$48,532	$1,262

Total:
Commercial & industrial	$71,082	$71,576	$1,654
Real estate	22,023	22,071	-
Consumer and other	219	220	121
Total	$93,324	$93,867	$1,775

	December 31, 2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Dollars in thousands)

Originated Loans
With no related allowance recorded:
Commercial & industrial	$1,898	$1,899	$-
Owner occupied commercial real estate	829	834	-
Commercial real estate	5,356	5,356	-
Construction, land & land development	268	268	-
Residential mortgage	183	183	-
Consumer and other	174	174	-
Total with no related allowance recorded:	$8,708	$8,714	$-

With an allowance recorded:
Commercial & industrial	$32,471	$32,510	$14,733
Construction, land & land development	204	204	92
Residential mortgage	14	15	14
Total with an allowance recorded:	$32,689	$32,729	$14,839
Total originated loans	$41,397	$41,443	$14,839

Acquired Loans
With no related allowance recorded:
Commercial & industrial	$714	$714	$-
Commercial real estate	1,590	1,607	-
Residential mortgage	1,240	1,235	-
Total with no related allowance recorded:	$3,544	$3,556	$-

With an allowance recorded:
Residential mortgage	$52	$52	$1
Total with an allowance recorded:	$52	$52	$1
Total acquired loans	$3,596	$3,608	$1

Total:
Commercial & industrial	$35,083	$35,123	$14,733
Real estate	9,736	9,754	107
Consumer and other	174	174	-
Total	$44,993	$45,051	$14,840

Credit Quality — Internally assigned risk grades for loans are defined as follows:

Grade 1 (Highest Quality — No Apparent Risk) — This category includes loans to borrowers of unquestioned credit standing which are secured by readily marketable collateral of undisputed value, with appropriate margin. It also includes loans to borrowing entities with: excellent capitalization, liquidity and earnings levels; quality management; positive financial trends; and favorable industry conditions.

Grade 2 (Good Quality — Minimal Risk) — This category includes loans to investment grade entities with: good liquidity and financial condition, nominal term debt, strong debt service capability, solid management, and quality financial information. These loans are usually secured with current assets, but may be unsecured. Alternative financing from other lenders is generally available to these borrowers.

Grade 3 (Satisfactory Quality — Acceptable Risk — Tier One) — This category includes loans to entities maintaining fair liquidity and acceptable financial conditions. The level of term debt is moderate, with adequate debt service capability. Earnings may be volatile, but borrowers in this category generally do not show a loss within the last three years. Primary debt service must be supported by identified secondary repayment sources or by guarantors with adequate and proven responsibility and capacity.

Grade 4 (Satisfactory Quality — Acceptable Risk — Tier Two) — This category includes loans to borrowers maintaining acceptable financial conditions; however, borrowers may exhibit certain characteristics of leverage or asset dependency that reflect a greater level of risk than Tier One credits. This category may also include borrowers exhibiting explainable interim losses within the previous three years and/or industry characteristics that warrant frequent monitoring.

Grade 5 (Monitored Loans) — This category includes loans with trends or characteristics which, if continued, could result in impaired repayment ability. The borrower may exhibit a low degree of liquidity and relatively high leverage, erratic earnings history (including the possibility of a reported loss in the past four years), significant term debt and a nominal cushion for debt service capacity. Loans in this category may also include financing to start-up borrowers backed by experienced management and significant capital investment or established companies in distressed industry conditions.

Grade 6 (Other Assets Especially Mentioned) — This category includes loans which have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or a weakening of the Company’s credit position at some future date. Grade 6 loans are not adversely classified and do not expose the Company to sufficient risk to warrant adverse classification.

Grade 7 (Substandard — Accruing) — This category includes loans which are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any, or loans with identified weaknesses but where there is sufficient collateral value and/or cash flow coverage. This category includes loans that: (1) may require a secondary source of repayment (liquidation of collateral or repayment by a guarantor); (2) lack current financial information or appraisals; and/or (3) have collateral deficiencies such that the Company would be in an unsecured position with an obligor not deserving unsecured credit. This category may also include borrowers with operating losses in recent periods.

Grade 8 (Substandard — Nonaccrual) — This category includes loans with the same basic characteristics as Grade 7 loans that also meet the Company’s criteria for nonaccrual status, but do not warrant a Grade 9 or Grade 10 classification.

Grade 9 (Doubtful/Exposure) — This category includes loans with all the Grade 7 or 8 characteristics but with weaknesses that make collection (or liquidation) highly questionable and improbable.

Grade 10 (Loss) — This category includes loans which are considered uncollectible, or of such little value that they should no longer be carried as an asset of the Company.

The credit risk profile of loans aggregated by class and internally assigned risk grades as of the dates set forth were as follows:

	December 31, 2016
	Grade 1 - 4 (Pass)	Grade 5 (Watch)	Grade 6 (Special Mention)	Grade 7 (Substandard-Accrual)	Grade 8 (Substandard-Nonaccrual)	Grade 9 (Doubtful)	PCI	Total
	(Dollars in thousands)

Originated Loans
Commercial & Industrial	$818,352	$11,427	$24,133	$14,088	$34,520	$1,811	$-	$904,331
Owner Occupied Commercial Real Estate	247,868	13,169	513	3,326	-	-	-	264,876
Commercial Real Estate	716,744	35,812	55,230	6,184	2,059	-	-	816,029
Construction & Land Development	171,287	5,590	1,931	1,191	-	-	-	179,999
Residential Mortgage	118,042	6,079	573	1,497	1,254	-	-	127,445
Other Consumer	9,032	5	58	34	119	-	-	9,248
Total originated loans	$2,081,325	$72,082	$82,438	$26,320	$37,952	$1,811	$-	$2,301,928

Acquired Loans
Commercial & Industrial	$69,304	$2,982	$15,528	$33,850	$23,424	$-	$4,506	$149,594
Owner Occupied Commercial Real Estate	94,450	2,533	9,788	8,282	8,942	-	5,339	129,334
Commercial Real Estate	248,583	23,854	39,833	2,643	2,002	-	10,807	327,722
Construction & Land Development	49,849	12,859	2,577	1,623	978	-	1,819	69,705
Residential Mortgage	111,818	948	215	356	1,692	-	2,717	117,746
Other Consumer	1,972	-	214	-	5	-	-	2,191
Total acquired loans	$575,976	$43,176	$68,155	$46,754	$37,043	$-	$25,188	$796,292

Total loans	$2,657,301	$115,258	$150,593	$73,074	$74,995	$1,811	$25,188	$3,098,220

	December 31, 2015
	Grade 1 - 4 (Pass)	Grade 5 (Watch)	Grade 6 (Special Mention)	Grade 7 (Substandard-Accrual)	Grade 8 (Substandard-Nonaccrual)	Grade 9 (Doubtful)	PCI	Total
	(Dollars in thousands)

Originated Loans
Commercial & Industrial	$715,287	$27,938	$26,745	$45,873	$26,856	$7,349	$-	$850,048
Owner Occupied Commercial Real Estate	182,873	737	3,742	727	829	-	-	188,908
Commercial Real Estate	470,838	26,627	7,655	16,767	-	-	-	521,887
Construction & Land Development	240,713	1,426	-	-	472	-	-	242,611
Residential Mortgage	119,153	-	882	28	197	-	-	120,260
Other Consumer	9,569	99	116	59	-	-	-	9,843
Total originated loans	$1,738,433	$56,827	$39,140	$63,454	$28,354	$7,349	$-	$1,933,557

Acquired Loans
Commercial & Industrial	$285,229	$20,146	$19,324	$17,380	$420	$-	$13,905	$356,404
Owner Occupied Commercial Real Estate	139,950	3,959	12,372	1,551	-	-	7,149	164,981
Commercial Real Estate	327,338	22,648	12,591	5,773	1,590	-	12,288	382,228
Construction & Land Development	92,556	13,677	1,288	-	-	-	8,681	116,202
Residential Mortgage	165,696	1,222	226	636	1,292	-	4,151	173,223
Other Consumer	3,674	400	-	-	-	-	-	4,074
Total acquired loans	$1,014,443	$62,052	$45,801	$25,340	$3,302	$-	$46,174	$1,197,112

Total loans	$2,752,876	$118,879	$84,941	$88,794	$31,656	$7,349	$46,174	$3,130,669

Troubled Debt Restructurings — The restructuring of a loan is considered a troubled debt restructuring if both the borrower is experiencing financial difficulties and the creditor has granted a concession. Concessions may include interest rate reductions or below market interest rates, principal forgiveness, restructuring amortization schedules and other actions intended to minimize potential losses.

Troubled debt restructurings identified during the periods indicated were as follows:

	Year Ended
	December 31, 2016			December 31, 2015
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Recorded Investment as of December 31, 2016	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Recorded Investment as of December 31, 2015
	(Dollars in thousands)

Commercial & industrial	8	$23,396	$21,272	6	$1,657	$862
Commercial real estate	-	-	-	1	5,417	5,356
Total	8	$23,396	$21,272	7	$7,074	$6,218

During the year ended December 31, 2016, the Company added $23.4 million in new troubled debt restructuring of which $21.3 million was still outstanding.  The decrease in outstanding balance was primarily due to payments received.  The modifications primarily related to extending the maturity date of the loans, which includes loans modified post-bankruptcy. The Company did not forgive any principal or interest on the restructured loans.  Following the restructure, none were paid in full and none were charged off during the year.  Restructured loans are individually evaluated for impairment.  The allowance for loan losses included no specific reserves for restructured loans at December 31, 2016.

During the year ended December 31, 2015, the Company added $7.1 million in new troubled debt restructuring.  The modifications primarily related to extending the maturity date of the loans, which includes loans modified post-bankruptcy. The Company did not forgive any principal or interest on the restructured loans.  Following the restructure, none were paid in full and $621 thousand defaulted on the modified terms and were charged off during the year.  Restructured loans are individually evaluated for impairment.  The allowance for loan losses included specific reserves of $35 thousand related to one loan at December 31, 2015.